Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2017
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2015, 2016 and 2017 are comprised of the following:

	2015	2016	2017
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	635,027	156,559	126,332
Derivative contracts:
Interest rate contracts (1)	265,324	319,225	(209,361)
Foreign exchange contracts	(93,601)	65,101	37,129
Equity-related contracts (1)	(101,988)	17,970	1,777
Credit-related contracts (2)	(15,171)	(1,731)	900
Other contracts	368	2,015	742

Total	689,959	559,139	(42,481)
Foreign exchange gains (losses)—net (3)	(34,520)	113,553	69,453

Net trading gains (losses)	655,439	672,692	26,972

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥2,836 million, ¥5,230 million and ¥7,594 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2015, 2016 and 2017, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.